Derivative Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

Note 9: Derivative Instruments

Effective March 31, 2017, the Company entered into interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $300,000 of its outstanding Term Loan arrangements. Additionally, effective February 28, 2018, the Company entered into another interest rate swap relating to interest payments on $50,000 of its outstanding Term Loan arrangements. These hedging instruments mature on March 31, 2021. The Company applies hedge accounting by designating the interest rate swaps as a hedge on applicable future quarterly interest payments.

In April 2019, the Company entered into interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $50,000 of its term loans, effective April 30, 2021. Additionally, in May 2019, the Company entered into additional interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $100,000 of its term loan, effective March 2021. Both of these derivatives have notional amounts that amortize downward, and both have a maturity of September 2023. The Company will apply hedge accounting by designating the interest rate swaps as a hedge in applicable future quarterly interest payments. The Company will apply hedge accounting by designating the interest rate swaps as a hedge in applicable future quarterly interest payments. Changes in the fair value are recorded in Accumulated other comprehensive income (loss) ("AOCI") and the amounts reclassified out of AOCI are recorded to Interest expense, net. The fair value of the interest rate swaps is recorded in Other non-current assets or liabilities according to the duration of related cash flows. The total fair value of the interest rate swaps was a liability of $8,372 at March 31, 2020 and a liability of $2,778 at December 31, 2019.

In March 2020, the Company amended all of its interest rate derivatives to reduce the 1% LIBOR floor to a 0% LIBOR floor. For the current derivatives, all other terms and conditions remain unchanged. In total, the company collected $1,737 for the amendments of these derivatives, $533 of which was collected in April 2020. For the two forward starting swaps, an adjustment was made to reduce the weighted average fixed rate from 2.183% at December 31, 2019 to 1.695% at the amendment date.

For the three months ended March 31, 2020, the Company had a period of ineffectiveness related to the cash flow hedges. The ineffectiveness was due to a drop in LIBOR rates below the LIBOR floor defined per the credit facilities, which were amended as of March 31, 2020 resulting in a highly effective hedge. As a result of the ineffectiveness, the Company recognized a loss of $979 which was recorded to Interest expense, net on the Statement of Operations. As of March 31, 2020 there was no hedge ineffectiveness associated with the Company’s interest rate swaps.

See Note 10 — "Fair Value Measurements" for additional information on derivative instruments.

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the three months ended March 31, 2020:

AOCI balance at December 31, 2019	$(2,778)
Derivative gains (losses) recognized in other comprehensive income (loss)	(3,160)
Amount reclassified out of other comprehensive income (loss) to net loss	270
AOCI balance at March 31, 2020	$(5,668)

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the three months ended March 31, 2019:

AOCI balance at December 31, 2018	$3,644
Derivative gains (losses) recognized in other comprehensive income (loss)	(2,376)
Amount reclassified out of other comprehensive income (loss) to net loss	430
AOCI balance at March 31, 2019	$1,698

Note 11: Derivative Instruments

The IPM Product Line and related assets, which were divested on October 1, 2018, had forward contracts with notional values of $0 at December 31, 2019 and December 31, 2018. Gains or (losses) on the forward contracts amounted to $0, $240 and $(1,479) for the years ended December 31, 2019, 2018 and 2017 respectively. These amounts were recorded in Revenues, net in the Consolidated Statements of Operations. The cash flows from forward contracts are reported as operating activities in the Consolidated Statements of Cash Flows. The fair value of the forward contracts recorded in Accrued expenses and other current liabilities was $0 as at December 31, 2019 and December 31, 2018.

In April 2017, the Company entered into interest rate derivative arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $300,000 of its term loan, effective April 30, 2021. Additionally, in May 2019, the Company entered into additional interest rate derivative arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $50,000 of its Term Loan, effective March 2021 and maturing in September 2023.

The Company applies hedge accounting by designating the interest rate swaps as a hedge in applicable future quarterly interest payments. Changes in the fair value of interest rate swaps are recorded in Accumulated other comprehensive income (loss) (“AOCI”) and the amounts reclassified out of AOCI are recorded to Interest expense, net. The fair value of the interest rate swaps is recorded in Other non-current assets or liabilities according to the duration of related cash flows. The total fair value of the interest rate swaps was a liability of $2,778 at December 31, 2019 and an asset of $3,644 at December 31, 2018.

See Note 12 — “Fair Value Measurements” for additional information on derivative instruments.

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the year ended December 31, 2017:

Balance at December 31, 2016:	$—
Other comprehensive income (loss)	3,011
Amounts reclassified from AOCI to net income	(1,904)
Balance at December 31, 2017:	$1,107

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the year ended December 31, 2018:

AOCI Balance at December 31, 2017	$1,107
Derivative gains (losses) recognized in Other comprehensive income (loss)	2,313
Amount reclassified out of Other comprehensive income (loss) to net loss	224
AOCI Balance at December 31, 2018	$3,644

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the year ended December 31, 2019:

AOCI Balance at December 31, 2018	$3,644
Derivative gains (losses) recognized in Other comprehensive income (loss)	(7,107)
Amount reclassified out of Other comprehensive income (loss) to net loss	685
AOCI Balance at December 31, 2019	$(2,778)